Bank Loans (Details)					1 Months Ended	12 Months Ended
	Jun. 25, 2021	Jun. 07, 2021 USD ($)	Jun. 07, 2021 CNY (¥)	Apr. 20, 2018 USD ($)	Dec. 16, 2020	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2021 SGD ($)	Jun. 08, 2021 USD ($)	Jun. 08, 2021 CNY (¥)	Jun. 07, 2021 CNY (¥)	Jun. 07, 2021 SGD ($)	Apr. 07, 2021 USD ($)	Apr. 07, 2021 CNY (¥)	Apr. 06, 2021 USD ($)	Apr. 06, 2021 CNY (¥)	Mar. 25, 2021 USD ($)	Mar. 25, 2021 CNY (¥)	Dec. 07, 2020 USD ($)	Nov. 19, 2020 USD ($)	Nov. 19, 2020 CNY (¥)	Nov. 18, 2020 USD ($)	Nov. 18, 2020 CNY (¥)	Jul. 08, 2020 USD ($)	Jul. 08, 2020 CNY (¥)	Jul. 07, 2020 USD ($)	Jul. 07, 2020 CNY (¥)	Jan. 08, 2020 USD ($)	Jan. 08, 2020 CNY (¥)	Dec. 05, 2019 USD ($)	Dec. 05, 2019 CNY (¥)	Feb. 11, 2019 USD ($)	Feb. 11, 2019 SGD ($)	Apr. 20, 2018 SGD ($)
Bank Loans (Details) [Line Items]
Borrow amount																				$ 1,239,042													$ 50,208	$ 0.07
Interest rate		4.16%								4.05%	4.05%	4.16%	4.16%	4.20%	4.20%			4.00%	4.00%	4.05%	4.05%	4.05%			4.10%	4.10%			4.785%	4.785%	4.785%	4.785%	6.75%	6.75%
Borrow amount		$ 688,883		$ 1,548,803		$ 7,536,839	$ 2,161,239			$ 1,858,563	¥ 12,000,000		$ 4,450,000	$ 696,961	¥ 4,500,000			$ 1,548,803	¥ 10,000,000	$ 8,000,000	$ 1,084,162	¥ 7,000,000			$ 1,239,042	¥ 8,000,000	$ 1,239,042			¥ 3,000,000	$ 707,704	¥ 5,000,000
Borrowed amount																												¥ 8,000,000		¥ 3,000,000	$ 707,704	¥ 5,000,000
Short Term Debt (in Dollars)						7,536,839	2,161,239																												$ 10,000,000
Bank fees and interest		13,379	¥ 0.09
Credit agreement, description	On June 25, 2021, the Company entered into a letter of credit agreement with Shanghai Pudong Development Bank to borrow up to $664,646 (RMB 4.29million). On the same date, the Company borrowed $664,646 (RMB 4.29million) from the bank which will be repaid by December 20, 2021. Bank fees and interests of $13,802 (RMB 0.09 million), which approximates to an interest rate at 4.05% per annum, has been paid to the bank upfront in June 2021, and was amortized as interest expense using the effective interest method.
Interest expense						$ 156,749	$ 90,940	$ 96,278
Effective weighted average interest rate						4.16%	4.168%	5.231%	4.16%
Development Bank of Singapore [Member]
Bank Loans (Details) [Line Items]
Short-term Debt, Description				On April 20, 2018, the Company entered into a credit facility with Development Bank of Singapore which permits the Company to borrow up to $86,071 (SGD 0.12 million).
Interest rate				4.00%																															4.00%
Long-term portion						$ 9,644			$ 10,000.00
Borrow amount		688,883											$ 4,450,000
Shanghai Pudong Development Bank [Member]
Bank Loans (Details) [Line Items]
Borrow amount				$ 86,071																$ 1,239,042													$ 50,208	$ 70,000.00	$ 120,000
Interest rate				7.00%																															7.00%
Bank fees and interest						$ 28,659			$ 0.04
China Merchants Bank [Member]
Bank Loans (Details) [Line Items]
Credit facility interest rate, description					On December 16, 2019, the Company entered into a revolving credit facility with China Merchants Bank (“CMB Credit Facility 2019”) which permits the Company to borrow up to approximately $2,830,816 (RMB 20.00 million) for the period from December 16, 2019 to December 15, 2020 with an interest rate at 4.5% to 4.785% per annum.
Credit facility borrowing interest rate, description						On March 9, 2020 and April 22, 2020, the Company borrowed a total of $2,689,275 (RMB 19.00 million) with an interest rate at 4.5% to 4.785% per annum which was repaid on April 21, 2020 and July 7, 2020. On December 9, 2020, the Company borrowed a total of $3,097,606 (RMB 20.00 million) with an interest rate at 4.350% per annum which was repaid on June 9, 2021.
Bank of Communication [Member]
Bank Loans (Details) [Line Items]
Borrow amount		$ 1,858,563										¥ 12,000,000				$ 774,401	¥ 5,000,000						$ 1,084,162	¥ 7,000,000					$ 424,622
Borrowed amount																													$ 424,622